Schedule of Net Loss Per Common Share (Details) - USD ($)	3 Months Ended						9 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
Accounting Policies [Abstract]
Net (loss)	$ (11,929,277)	$ (8,274,094)	$ (15,674,671)	$ (7,738,301)	$ (359,591)	$ (1,308,174)	$ (35,878,042)	$ (9,406,066)
Denominator for basic earnings per share - Weighted-average common shares issued and outstanding during the period	55,930,639			29,836,485			51,713,368	27,370,658
Denominator for diluted earnings per share	55,930,639			29,836,485			51,713,368	27,370,658
Basic (loss) per share	$ (0.21)			$ (0.26)			$ (0.69)	$ (0.34)
Diluted (loss) per share	$ (0.21)			$ (0.26)			$ (0.69)	$ (0.34)